Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Perspective Fund
Entity Central Index Key	0000071516
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
New Perspective Fund - Class A
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class A
Trading Symbol	ANWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the l as t year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 17.27% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
New Perspective Fund — Class A (with sales charge) *	10.52%	10.67%	12.50%
New Perspective Fund — Class A (without sales charge) *	17.27%	11.99%	13.16%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class C
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class C
Trading Symbol	NPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.47%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 16.38% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, po sting the l
owest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
turns
	1 year	5 years	10 years
New Perspective Fund — Class C (with sales charge) *	15.38%	11.15%	12.47%
New Perspective Fund — Class C (without sales charge) *	16.38%	11.15%	12.47%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (perc en t of net assets)
New Perspective Fund - Class T
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class T
Trading Symbol	TNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp oth etical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 17.56% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall
res
ults, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class T (with sales charge) 2	14.62%	11.70%	13.29%
New Perspective Fund — Class T (without sales charge) 2	17.56%	12.27%	13.63%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.68%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-1
Trading Symbol	NPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.19% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-1 *	17.19%	11.93%	13.09%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio hol din gs by sector (percent of net assets)
New Perspective Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-2
Trading Symbol	ANWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.50% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-2 *	17.50%	12.23%	13.40%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent o f net ass ets)
New Perspective Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-3
Trading Symbol	FNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.64% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class F-3 2	17.64%	12.35%	13.90%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.80%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (per ce nt of net assets)
New Perspective Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-A
Trading Symbol	CNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 17.22% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-A (with sales charge) *	13.12%	11.15%	12.70%
New Perspective Fund — Class 529-A (without sales charge) *	17.22%	11.95%	13.10%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-C
Trading Symbol	CNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 164	1.52%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 16.34% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-C (with sales charge) *	15.34%	11.10%	12.67%
New Perspective Fund — Class 529-C (without sales charge) *	16.34%	11.10%	12.67%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-E
Trading Symbol	CNPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 16.95% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-E *	16.95%	11.68%	12.84%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-T
Trading Symbol	TPNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 17.51% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class 529-T (with sales charge) 2	14.56%	11.64%	13.23%
New Perspective Fund — Class 529-T (without sales charge) 2	17.51%	12.21%	13.57%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.68%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-1
Trading Symbol	CNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 17.42% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-F-1 *	17.42%	12.14%	13.33%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-2
Trading Symbol	FFPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 17.52% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-2 2	17.52%	13.11%
MSCI ACWI (All Country World Index) 3	17.27%	14.36%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-3
Trading Symbol	FNFPX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 17.57% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-3 2	17.57%	13.16%
MSCI ACWI (All Country World Index) 3	17.27%	14.36%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-1
Trading Symbol	RNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.35% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-1 *	16.35%	11.13%	12.28%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2
Trading Symbol	RNPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 162	1.50%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.36% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2 *	16.36%	11.12%	12.28%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2E
Trading Symbol	RPEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.68% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2E *	16.68%	11.45%	12.62%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-3
Trading Symbol	RNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 16.87% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-3 *	16.87%	11.62%	12.78%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-4
Trading Symbol	RNPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.23% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-4 *	17.23%	11.96%	13.12%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5E
Trading Symbol	RNPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.46% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class R-5E 2	17.46%	12.18%	12.53%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.24%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5
Trading Symbol	RNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.59% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-5 *	17.59%	12.29%	13.46%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-6
Trading Symbol	RNPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hy
poth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.64% for the
year
ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-6 *	17.64%	12.34%	13.52%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,352,000,000
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 539,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)